November 20, 2023

BNY MELLON FUNDS TRUST

-BNY Mellon Emerging Markets Fund

Supplement to Current Prospectus

The following information supersedes and replaces the information in the second paragraph in the section "Fund Summary – BNY Mellon Emerging Markets Fund – Portfolio Management" in the prospectus:

Liliana Castillo Dearth and Alex Khosla are the fund's primary portfolio managers, positions they have held since November 2023 and October 2022, respectively. Ms. Dearth is the head of the emerging markets and Asia equities teams at Newton Investment Management Limited (NIM). Mr. Khosla is an investment manager on the emerging markets equities team at NIM.

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The following chart replaces certain portfolio manager information in the chart in the section "Fund Details – Management – Portfolio Managers" in the prospectus:

Name of Fund	Primary Portfolio Manager(s)
BNY Mellon Emerging Markets Fund	Liliana Castillo Dearth and Alex Khosla

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The following information supersedes and replaces any contrary information in the section "Fund Details – Management – Biographical Information" in the prospectus.

Liliana Castillo Dearth has been a primary portfolio manager of BNY Mellon Emerging Markets Fund since November 2023. Ms. Dearth is the head of the emerging markets and Asia equities teams at NIM, where she has been employed since November 2023. Prior to joining NIM, Ms. Dearth was a portfolio manager at Wellington Management, where she had worked since November 2017.

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The information for Paul Birchenough and Ian Smith in the section "Fund Details – Management – Biographical Information" in the prospectus is removed in its entirety.

0960S1123

November 20, 2023

BNY MELLON FUNDS TRUST

-	BNY Mellon Emerging Markets Fund

Supplement to Current Statement of Additional Information

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage, except if otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Liliana Castillo Dearth[1]	None	N/A	None	N/A	None	N/A

[1]	Because Ms. Dearth became a primary portfolio managers of BNY Mellon Emerging Markets Fund as of November 20, 2023, her information is as of October 31, 2023.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Liliana Castillo Dearth	None	N/A	N/A

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Liliana Castillo Dearth[1]	BNY Mellon Emerging Markets Fund	None

[1]	Because Ms. Dearth became a primary portfolio managers of BNY Mellon Emerging Markets Fund as of November 20, 2023, her information is as of October 31, 2023.

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